GOODWILL (Tables)	3 Months Ended
Jun. 30, 2022
Disclosure Goodwill Abstract
Schedule of IPR&D projects

(In thousands)	As of June 30, 2022	As of March 31, 2022

Balance, beginning of period	$43,324	$43,324
Balance, end of period	$43,324	$43,324